Supplement dated December 12, 2005 to the Prospectus dated May 1, 2005 for the Pacific Value, Pacific Portfolios, Pacific Innovations Select, Pacific Innovations, Pacific One Select, Pacific One, Pacific Odyssey, Pacific Select Variable Annuity and Pacific Select Variable Annuity II variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund prospectus and supplements thereto.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2005, as supplemented.

The changes described below are effective January 1, 2006.

All references to the Blue Chip Investment Option and Portfolio are replaced with the following:

Large-Cap Growth

(formerly called Blue Chip)

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the Blue Chip Portfolio in the Your Variable Investment Options chart is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Large-Cap Growth (formerly called Blue Chip)	Long-term growth of capital (current income is of secondary importance).	Equity securities of large- capitalization growth companies.	Loomis, Sayles & Company, L.P.

TERMS USED IN THIS PROSPECTUS is amended as follows:

The term “Business Day” is amended to include the following:

Any systematic pre-authorized transaction scheduled to occur on December 30 or December 31 where that day is not a Business Day will be deemed an order for the last Business Day of the calendar year and will be calculated using the applicable Subaccount Unit Value at the close of that Business Day.

Supplement dated December 12, 2005 to the Prospectus dated May 1, 2005 for the Pacific Portfolios for Chase variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund prospectus and supplements thereto.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2005, as supplemented.

The changes described below are effective January 1, 2006.

All references to the Blue Chip Investment Option and Portfolio are replaced with the following:

Large-Cap Growth

(formerly called Blue Chip)

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the Blue Chip Portfolio in the Your Variable Investment Options chart is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Large-Cap Growth (formerly called Blue Chip)	Long-term growth of capital (current income is of secondary importance).	Equity securities of large- capitalization growth companies.	Loomis, Sayles & Company, L.P.

TERMS USED IN THIS PROSPECTUS is amended as follows:

The term “Business Day” is amended to include the following:

Any systematic pre-authorized transaction scheduled to occur on December 30 or December 31 where that day is not a Business Day will be deemed an order for the last Business Day of the calendar year and will be calculated using the applicable Subaccount Unit Value at the close of that Business Day.